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                                                E-mail:mshannon@devlinjensen.com

File Reference:  4091\045

Via EDGAR
---------
March 31, 2005


SECURITIES AND EXCHANGE COMMISSION
----------------------------------
450 Fifth Street, N.W.
Washington, D.C.
U.S.A., 20549-0405

Attention:      Mr. Yong Choi, Division of Corporation Finance
--------------------------------------------------------------

Dear Mr. Choi:

Re:
               Magnus International Resources Inc. (the "Company")
               ---------------------------------------------------
                               File No. 000-49961
                               ------------------

                FILING OF AMENDED FORM 10-KSB IN ACCORDANCE WITH
                ------------------------------------------------
                     SEC COMMENT LETTER DATED MARCH 22, 2005
                     ---------------------------------------


     We are counsel for the above-referenced Company and are pleased to advise that the Company has now amended its Annual Report on Form 10-KSB (the "Annual Report") in accordance with the comments of the reviewing staff (the "Staff") of the Securities and Exchange Commission (the "SEC") as set forth in the SEC's comment letter dated March 22, 2005 (the "SEC Letter").


     On behalf of the Company we are now pleased to enclose two copies of Amendment No. 1 to the Annual Report of the Company in this matter together with
---------------------------------------------------





                         Association of Law Corporations
two complete  black-lined and comparative  copy of the same which, we confirm on
              ---------------------------------
behalf of the Company, necessarily indicates each of the revisions which have been made to the enclosed Annual Report since the Company's filing of such report back on November 15, 2004. We confirm that the enclosed Annual Report is a copy of the filing submitted electronically pursuant to Regulation S-T.


     The following, we confirm, are responses addressing the comments in the SEC Letter. We also confirm that the comments in the SEC letter are sequentially numbered and that the answers set forth hereinbelow refer to each of the comments by number and by citing the location of each response thereto in the enclosed Annual Report.


     We confirm that the page numbers referenced in this response letter relate to the information set forth in the hard copy version of the enclosed Annual Report marked to show changes to the Annual Report as delivered by courtesy copy and may not directly correspond to the unmarked or Edgar versions thereof.


Description of Property, Page 10
--------------------------------


1. The Staff's comment has been noted and we confirm that the annual report has been revised at page 11 to remove the statement regarding the findings on one of the first tunnels to be sampled by Southwestern Resources Corporation and Team 209 at the Boka Trend, and the statement referencing gold reserve estimates made by Raymond James Financial.


Controls and Procedures, Page 21
--------------------------------


2. The Staff's comment has been noted and we confirm that we have revised the disclosure on page 20 to address our officers' conclusions regarding the effectiveness of our disclosure controls and procedures as well as to clarify that our officers concluded that our disclosure controls and procedures are also effective to ensure that information required to be disclosed in the reports that we file or submit under Exchange Act is accumulated and communicated to our management to allow timely decisions regarding required disclosure.


3. The Staff's comment has been noted and we confirm that we have revised the first sentence of Item 8A on page 20 so that the evaluation of the disclosure controls and procedures is as of the end of the period covered by the Annual Report.

Current Directors and Executive Officers, Page 21
-------------------------------------------------


4. The Staff's comment has been noted and we confirm that we have revised the age and bio information as necessary for Mark Demmons and Raymond Turner.


Financial Statements, Page F-1
------------------------------


5.   The Staff's  comment has been noted and we confirm that we have included in
     Item 7 in the Financial Statements section a copy of the Audit Report from Miller & McCollom, dated October 21, 2003.


6. The Staff's comment has been noted and we confirm that the Company obtained the services of Moore Stephens Ellis Foster Ltd. as an independent auditor because they have experience in dealing with multiple jurisdiction audits, and in particular, they have experience conducting audits for operations that have a U.S., Canadian and Chinese presence. Moore Stephens Ellis Foster Ltd. is registered with PCAOB, and felt that the audit could be conducted through its Vancouver office since the Company had an office presence in Vancouver, and because a significant amount of the Company's activities, to July 31, 2004, had occurred from Vancouver. As at July 31, 2004, there were minimal operational activities in China, and the principal asset in China was a $500,000 deposit. Moore Stephens Ellis Foster Ltd. verified this asset through a confirmation letter. No other auditors were involved in the 2004 audit. As operational activities in China have become much more significant since our last audit, we are advised by Moore Stephens Ellis Foster Ltd. that they will be sending personnel to China, and possibly engaging local Chinese assistance, for the Company's next audit period.


Exhibit 31.1
------------


7. The Staff's comment has been noted and we confirm that we have revised our reference to the Exchange Act Rules "13a-15(e) and 15d-15(e)".


8. The Staff's comment has been noted and we confirm that we have removed paragraph 4(b) in our certification with respect to certifying the design of internal control over financial reporting.


Exhibit 32.1
------------


9. The Staff's comment has been noted and we confirm that we will ensure that our certification is currently dated.

     We trust that each of the foregoing and the attached and enclosed amendments to the Company's Annual Report filing are clear and satisfactory for this point in time and, in addition, will satisfy the comments of Staff as contained in the SEC letter. However, should the SEC have any further questions or comments respecting any of the same, or should the SEC require any further information or documentation respecting the Company in this regard, please do not hesitate to immediately contact the writer at any time.


     On behalf of the Company we sincerely thank and appreciate the SEC's prompt attention to and ongoing cooperation in this matter.



                                            Yours very truly,


                                            DEVLIN JENSEN
                                            -------------

                                            Per:
                                                     /s/ Mike Shannon

                                                     MICHAEL T. SHANNON